NOTE 10 COMMITMENTS AND CONTINGENCIES (Detail) (USD $)	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 28, 2010 North Bay [Member]	Jul. 28, 2010 ACG Consulting [Member]
Start-up expenses payable	$ 22,216	$ 0	$ 0
Increase (Decrease) in Other Accrued Liabilities	37,216
Payments for start-up expenses	$ 15,000
Ownership of Regional Center					49.00%	51.00%
Agreement Terms, Description				Under the terms of the agreement, NCRC will receive a $5,000 fee for each investor whose minimum $500,000 investment is approved by USCIS.In addition, upon the Ruby Gold project receiving the aggregate sum of $7,500,000 through the EB-5 Program, NCRC shall be entitled to an undivided one and one half percent (1.5%) interest in the Ruby Gold project.No shares of Company stock have been or will be issued in connection with this agreement, and the entire EB-5 funding is expected to be non-dilutive to shareholders